Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Loans, allowance	$ 3,009,909	$ 4,544,316
Cumulative preferred stock, par value
Cumulative preferred stock, per share liquidation value	$ 1,000	$ 1,000
Common stock, par value
Common stock, stated value	$ 1	$ 1
Common stock, shares authorized	1,500,000	1,500,000
Common stock, shares issued	587,136	586,084
Common stock, shares outstanding	587,136	586,084
Series A Preferred Stock [Member]
Preferred stock, shares authorized	4,700	4,700
Preferred stock, shares issued	4,700	4,700
Series B Preferred Stock [Member]
Preferred stock, shares authorized	235	235
Preferred stock, shares issued	235	235